Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Line Items]
Allowance for credit losses recovery
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Company recorded a provision for credit losses	$ 430,508	$ 759,707
Allowance for credit losses recovery	$ 217,203